Schedule of Investments
September 30, 2020 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 7.08%

Arrangement of Transportation of Freight & Cargo - 0.24%
Expeditors International of Washington, Inc.			4,129	373,757

Beverages - 0.34%
Coca Cola Co.			5,060	249,812
PepsiCo., Inc.			2,060	285,516

				535,328

Construction, Mining & Materials Handling Machinery & Equipment - 0.17%
Dover Corp.			2,553	276,592

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.19%
Kimberly Clark Corp.			2,068	305,361

Cutlery, Handtools & General Hardware - 0.19%
Stanley Black & Decker, Inc.			1,836	297,799

Electromedical & Electrotherapeutic Apparatus - 0.17%
Medtronic PLC (Ireland)			2,517	261,567

Electronic & Other Electrical Equipment - 0.17%
Emerson Electric Co.			4,059	266,149

General Industrial Machinery & Equipment - 0.20%
Illinois Tool Works, Inc.			1,631	315,126

Household Appliances - 0.24%
Smith A O Corp.			7,132	376,570

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,198	356,836
Linde AG PLC (Ireland)			1,398	332,906

				689,742

Industrial Instruments For Measurement, Display & Control - 0.19%
Roper Industries, Inc.			777	307,000

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.38%
Cintas Corp.			1,027	341,816
VF Corp.			3,610	253,602

				595,418

Miscellaneous Food Preparations & Kindred Products - 0.22%
McCormick & Co., Inc.			1,836	356,368

Natural Gas Distribution - 0.15%
Atmos Energy Corp.			2,534	242,225

Perfumes, Cosmetics & Other Toilet Preparations - 0.19%
Colgate Palmolive Co.			3,939	303,894

Pharmaceutical Preparations - 0.42%
Abbott Laboratories			3,408	370,893
Johnson & Johnson			1,971	293,442

				664,335

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.39%
Albemarle Corp.			6,939	619,514

Retail-Building Materials, Hardware, Garden Supply - 0.23%
Sherwin Williams Co.			523	364,395

Retail-Family Clothing Stores - 0.15%
Ross Stores, Inc.			2,540	237,033

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowes Companies, Inc.			2,465	408,845

Retail-Variety Stores - 0.25%
Target Corp.			2,561	403,153

Services-Computer Processing & Data Preparations - 0.15%
Automatic Data Processing, Inc.			1,672	233,227

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.39%
Ecolab, Inc.			1,456	290,967
The Procter & Gamble Co.			2,375	330,101

				621,068

Special Industry Machinery - 0.20%
Pentair PLC (Ireland)			6,863	314,119

Specialty Cleaning, Polishing & Sanitation Preparations - 0.24%
Clorox Co.			1,801	378,516

Surgical & Medical Instruments & Apparatus - 0.37%
3M Co.			1,870	299,537
Becton Dickinson & Co.			1,212	282,008

				581,545

Wholesale-Durable Goods - 0.22%
W.W. Grainger, Inc.			999	356,413

Wholesale-Groceries & Related Products - 0.15%
Sysco Corp.			3,900	242,658

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
Genuine Parts Co.			3,141	298,929

Total Common Stocks			(Cost $ 7,738,549)	11,226,646

Sukuks - 69.69%

Banks - 13.10%
DIB Sukuk Ltd, 3.6%, 3/30/2021			4,200,000	4,253,869
DIB Sukuk Ltd. Sr. Unsecured Note 3.664% 2/14/22			2,000,000	2,058,426
QIB Sukuk LTD, 2.754%, 10/27/20			4,000,000	4,007,000
QIB Sukuk LTD, 3.251%, 5/23/2022			4,504,000	4,619,771
Sib Sukuk Co., 3.084%, 09/08/2021			5,700,000	5,815,425

				20,754,491

Basic Materials - 2.07%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			3,085,000	3,281,650

Communication Equipment - 3.57%
Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)			5,645,000	5,664,249

Financial Services - 1.30%
FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (United Arab Emirates)			1,940,000	2,053,345

				2,053,345

Food & Beverage - 0.68%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			1,000,000	1,074,262

Government Owned - No Guarantee - 3.81%
AHB Sukuk Company Ltd. 4.375% 09/19/2023			3,000,000	3,243,861
ICD Sukuk Co. Ltd Sr. Unsecured Note Series EMTN, 5%, 02/01/2027			1,000,000	1,062,636
Tabreed Sukuk SPC Ltd., Sr. Unsecd. Note, 5.5%, 10/31/2025			1,500,000	1,725,975

				6,032,472

Home Construction - 1.59%
Esic Sukuk Ltd. Sr. Unsecured Note, Series EMTN, 3.939%, 7/30/2024			2,500,000	2,515,250

				2,515,250

Real Estate - 1.85%
Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)			1,400,000	1,379,000
DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,500,000	1,559,658

				2,938,658

REITS - 0.79%
EMAARM Sukuk LTD, 4.564%, 06/18/2024			1,200,000	1,252,042

				1,252,042

Sovereigns - 27.47%
CBB International Sukuk Programme 3.95%, 9/16/2027			1,500,000	1,465,596
CBB International Sukuk Programme 6.25%, 11/14/2024			1,000,000	1,077,450
CBB International Sukuk Programme 6.25%, 11/14/2024			500,000	536,245
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025			1,250,000	1,302,743
Hazine Mustesaligi Carli, 5.004%, 04/06/2023			1,000,000	974,500
Hazine Mustesarligi Varli, 4.251%, 06/08/2021			1,000,000	992,130
Hazine Mustesarligi Varli, 5.8% 02/21/2022			1,000,000	994,900
Indonesia, Government of, 3.4%, 03/29/2022			2,000,000	2,070,240
Indonesia, Government of, 3.4%, 03/29/2022			517,000	535,157
Indonesia, Government of, Series 144A, 3.9%, 8/20/2024			2,800,000	3,076,220
Indonesia, Government of, Series 144A, 4.15%, 03/29/2027			1,685,000	1,893,957
KSA Sukuk Ltd. 2.969%, 10/29/2029			1,500,000	1,592,115
KSA Sukuk Ltd., 2.894%, 04/20/2022			2,100,000	2,164,319
KSA Sukuk Ltd., 4.303%, 01/19/2029			2,500,000	2,897,375
Oman, Government, Series 144A, 4.397%, 06/01/2024			500,000	496,435
Oman, Government, Series 144A, 5.932%, 10/31/2025			2,500,000	2,615,750
Perusahaan Penerbit SBSN Indonesia III Trust, 2.3%, 06/23/2025			2,500,000	2,597,625
Perusahaan Penerbit SBSN Indonesia III Trust, 3.3%, 11/21/2022			2,600,000	2,720,744
RAK Capital, 3.094%, 03/31/2025 (Cayman Islands)			2,500,000	2,641,075
Sharjah Sukuk 2 Ltd. 3.839% 1/27/2021			6,250,000	6,306,894
Sharjah Sukuk Program, 3.854%, 4/3/2026			1,000,000	1,089,754
Wakala Global Sukuk BHD, 4.646%, 7/6/2021			3,400,000	3,498,906

				43,540,130

Supranationals - 1.40%
ALdar Sukuk Ltd., Sr. Unsecured Note, 4.75%, 9/29/2025			2,000,000	2,220,160
Apicorp Sukuk Limited 3.141% 11/1/2022			4,070,000	4,250,317
Apicorp, 2.383%, 10/28/2020			2,000,000	2,004,570
IDB Trust Services LTD, 1.957%, 10/02/2024			2,500,000	2,610,104
IDB Trust Services LTD, 3.389%, 09/26/2023			1,000,000	1,078,742

				12,163,893

Transportation & Logistics - 1.33%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			2,000,000	2,110,200

Utilities - 3.76%
Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			5,700,000	5,951,729

Wireline Telecommunications Services - 0.71%
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia)			1,000,000	1,120,630

Total Sukuks			(Cost $108,588,662)	110,453,001

Bank Time Deposits - 15.07% (5)

Arab Banking Corp., NY Branch, 2.06% - 2.17%, 11-23-2020 - 01/11/2021 (Bahrain) - 2.61%			4,134,358	4,134,358
Gulf International Bank (UK), 1.10% - 1.77%, 01/26/2021 (Bahrain) - 0.66%			1,053,781	1,053,781
Maybank Islamic Bank, 1.05% - 2.80%, 12/07/2020 - 06/01/2021 (Malaysia) - 5.92%			9,386,176	9,386,176
Qatar National Bank, .40% - 2.10%, 11/06/2020 - 03/19/2021 (Qatar) - 5.87%			9,310,325	9,310,325

Total Bank Time Deposits			(Cost $23,884,640)	23,884,640

Trade Finance Agreements (3) - 3.35%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Banking Loans - 0.01%
Government of Djibout, 3.5434344% (2-MONTH US LIBOR +3.80%), 10/13/2020 DD36	$ 23,612.00	8/6/2020	23,612	23,612

				23,612

Bank Time Deposits - 0.02%
Government of Burkina Faso, 3.01663% (6-MONTH US LIBOR +2.80%), 10/29/2020 DD1	$ 28,916.00	7/29/2020	28,916	28,916

				28,916

Consumer Non-Cyclical/Food-Wholesale - 0.44%
PT Pacific Indopalm Industries, 3.66% (3-MONTH US LIBOR + 2.50%), 12/31/2020 DD1	$ 250,000.00	3/5/2019	250,000	250,000
PT Pacific Indopalm Industries, 3.66% (3-MONTH US LIBOR + 2.50%), 12/31/2020 DD1	$ 250,000.00	3/14/2019	250,000	250,000
Government of Burkina Faso, 4.938% (6-MONTH US LIBOR +2.80%), 2/17/2021 DD2	$ 17,313.00	8/19/2020	17,313	17,313
Government of Burkina Faso, 3.01663% (6 MONTH LIBOR + 2.80%), 11/23/2020 DD3	$ 65,228.00	8/20/2020	65,228	65,228
Government of Burkina Faso, 3.01663%(6 MONTH LIBOR + 2.80%), 2/22/2021 DD3	$ 65,228.00	8/20/2020	65,228	65,228
Government of Burkina Faso, 3.01663% (6 MONTH LIBOR + 2.80%), 11/19/2020 DD2	$ 17,313.00	8/19/2020	17,313	17,313
Government of Burkina Faso, 3.01663% (6 MONTH LIBOR + 2.80%), 01/27/2021 DD1	$ 28,916.00	7/29/2020	28,916	28,916

				693,998

Foreign Sovereign - 0.99%
Tunisian Refining Industries Company, 2.635767% (US LIBOR + 2.10%), 5/4/2021 DD1	$ 615,729.00	5/4/2020	615,729	615,667
Tunisian Refining Industries Company, 2.536425% (US LIBOR + 2.10%), 5/17/2021 DD2	$ 384,271.00	5/14/2020	384,271	384,233
Government of Tunisia Electricity, 2.137725%, 3/22/2021 (US LIBOR + 2.10%) DD1.3	$ 571,747.00	9/17/2020	571,747	571,690

				1,571,590

Energy-Oil Refining & Marketing - 1.26%
Government of Maldives, 3.80556% (4-MONTH LIBOR + 3.1%), 10/6/2020 DD79	$ 15,965.00	4/8/2020	15,965	15,950
African Export Import Bank (4-MONTH LIBOR + 1%), 1.561626%, 6/18/2021 DD1	$ 1,000,000.00	6/19/2020	1,000,000	1,000,000
Government of Egypt 2.3944196% 09/17/2021 (12-MONTH US LIBOR +2.20%) DD1	$ 313,641.00	9/16/2020	313,641	313,641
Government of Egypt 2.3944196% 09/17/2021 (12-MONTH US LIBOR +2.20%) DD2	$ 20,283.00	9/16/2020	20,283	20,283
Government of Egypt 2.3944196% 09/17/2021 (12-MONTH US LIBOR +2.20%) DD3	$ 290,488.00	9/16/2020	290,488	290,488
Government of Egypt 2.37889% 09/20/2021 (12-MONTH US LIBOR +2.20%) DD4	$ 309,465.00	9/17/2020	309,465	309,465
Government of Egypt 2.37889% 09/20/2021 (12-MONTH US LIBOR +2.20%) DD5	$ 20,283.00	9/17/2020	20,283	20,283
Government of Egypt 2.37889% 09/24/2021 (12-MONTH US LIBOR +2.20%) DD6	$ 20,645.00	9/24/2020	20,645	20,645

				1,990,755

Short Term Investments - 0.63%
Turk Eximbank, 2.7961654% (INTERPOLATED LIBOR +1.10%), 11/16/2020 DD1	$ 1,000,000.00	2/18/2020	1,000,000	998,000

				998,000

Total Trade Finance Agreements			(Cost $ 5,306,542)	5,306,871

Total Investments - 95.19%			(Cost $145,518,393)	150,871,158

Other Assets Less Liabilities - 4.81%				7,618,348

Total Net Assets - 100.00%				158,489,506

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$11,226,646	$-
Level 2 - Other Significant Observable Inputs			134,337,641	-
Level 3 - Significant Unobservable Inputs			5,306,871	-
Total			$150,871,158	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2020, these restricted securities amounted to $5,856,416, which represented 4.27% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 30, 2020 these liquid restricted securities amount to $16,503,663, which represented 12.04% of total net assets.